S-K 1602(a)(3) Forepart, Sponsor Compensation	Dec. 17, 2025 USD ($) $ / shares shares
Black Spade Sponsor LLC III | Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,000,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share	$ 0.004
Black Spade Sponsor LLC III | Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,550,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,275,000
Price Paid or to be Paid for Securities, Per Share	$ 0.5
Black Spade Sponsor LLC III or its respective affiliates | Working capital loans
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share	$ 0.5